Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Basic And Diluted Earnings Per Share
Schedule of basic and diluted earnings per share

Year ended December 31,	2025	2024	2023
Net income attributable to Vale S.A.'s shareholders	2,352	6,166	7,983

Thousands of shares
Weighted average number of common shares outstanding	4,268,775	4,274,854	4,366,130
Weighted average number of common shares outstanding and potential ordinary shares	4,274,804	4,279,867	4,369,961

Basic and diluted earnings per share attributable to Vale S.A.'s shareholders
Common share (US$)	0.55	1.44	1.83